Retirement Plans And Postretirement Benefits (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Percentage of increase in salaries based on the final average wages	6.00%
Percentage of equity in GTI	50.00%
Option to remain in defined benefit plan for an additional period, in years	5 years
Percentage of quarterly contributions to each employee's total eligible pay	1.00%
Pension and other postretirement benefit contributions	$ 1.0	$ 0.8	$ 0.5
Defined benefit plan, accumulated benefit obligation	230.1	218.0
Employee retirement age, years	65
Prior service credit from stockholders' equity	0.2
Assets of trust approximately	4.3	4.2
Common stock held in employee benefit and compensation trusts, shares	76,095	75,807		73,522
Basic contribution to savings plan by employees in percentage	5.00%
Additional basic contribution to savings plan by employees in percentage	45.00%
Stock issued during period, shares, employee savings plan	433,496	186,237	175,530
Stock issued during period, value, employee benefit plan	$ 4.6	$ 3.3	$ 2.7
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment plan percentage	100.00%
First Of Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Units of fund that invest in our common stock	100.00%
Employee contribution percent	3.00%
Next of Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Units of fund that invest in our common stock	50.00%
Employee contribution percent	2.00%
Equity Securities [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment plan percentage	20.00%
Investment plan maximum	100.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment plan percentage	100.00%
Fixed Income Securities [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment plan percentage	80.00%